Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents and Restricted Cash

The following table is the reconciliation of the recently adopted accounting standard that modifies certain aspects of the recognition, measurement, presentation and disclosure of financial instruments as shown on the Company’s unaudited condensed consolidated statements of cash flows:

	September 30, 2019	March 31, 2019
Cash and cash equivalents	$1,895,389	$1,340,203
Restricted cash	459,234	16,934
Cash and cash equivalents and restricted cash	$2,354,623	$1,357,137

The following table is the reconciliation of the recently adopted new accounting standard that modifies certain aspects of the recognition, measurement, presentation and disclosure of financial instruments as shown on the Company’s consolidated statement of cash flows:

	For The Year Ended March 31, 2019	For The Three Months March 31, 2018	For The Year Ended December 31, 2017
Cash and cash equivalents	$1,340,203	$732,542	$1,201,654
Restricted cash	16,934	5,692	5,692
Cash and cash equivalents and restricted cash	$1,357,137	$738,234	$1,207,346

Schedule of Useful Life of Assets

Depreciation and amortization is calculated using the straight-line method over the estimated useful life of the assets as follows:

Computers equipment	Three years
Furniture and fixtures	Seven years
Clinical and medical equipment	Fifteen years
Leasehold improvements	Shorter of term of lease or estimated useful life of the asset

Depreciation and amortization is calculated using the straight-line method over the estimated useful life of the assets as follows:

Computers equipment	Three years
Furniture and fixtures	Seven years
Clinical and medical equipment	Fifteen years
Leasehold improvements	Shorter of term of lease or estimated useful life of the asset